Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.4%)
New York (100.1%)
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.000%	11/15/20 (Prere.)	325	344
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.125%	11/15/20 (Prere.)	150	159
Amherst NY Development Corp. Revenue
(Daemen College Project)	5.000%	10/1/43	975	1,118
Amherst NY Development Corp. Revenue
(Daemen College Project)	5.000%	10/1/48	800	914
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/20 (Prere.)	2,500	2,608
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/20 (Prere.)	3,800	3,965
Battery Park City NY Authority Revenue	4.000%	11/1/44	2,500	2,955
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.250%	1/15/20 (Prere.)	5,475	5,580
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	19,390	19,772
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	8,024
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/32	1,745	1,234
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/33	2,210	1,511
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/35	1,750	1,109
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/45	3,050	1,317
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	450	187
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/22	1,250	1,375
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/24	1,800	2,091
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/25	1,655	1,970
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/26	3,000	3,646
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/30	5,990	7,242
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	3,290	3,858
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/24	1,395	1,584
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/25	2,015	2,427
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/25	1,590	1,840
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/37	4,515	5,036

Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/40	5,270	6,127
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue (Catholic Health
System Obligated Group)	5.000%	7/1/30	1,155	1,376
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue (Catholic Health
System Obligated Group)	5.250%	7/1/35	2,200	2,616
Buffalo & Fort Erie NY Public Bridge Authority
Revenue	5.000%	1/1/47	3,000	3,570
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/24	500	593
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/25	510	624
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/26	1,000	1,219
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/28	2,010	2,427
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/29	500	601
Buffalo NY Municipal Water Finance Authority
Revenue	3.000%	7/1/35 (4)	400	414
Buffalo NY Municipal Water Finance Authority
Revenue	3.000%	7/1/36 (4)	400	413
Buffalo NY Municipal Water Finance Authority
Revenue	3.000%	7/1/37 (4)	465	480
Build New York City NY Resource Corp.
Revenue (Children's Aid Society)	5.000%	7/1/25	100	122
Build New York City NY Resource Corp.
Revenue (Children's Aid Society)	5.000%	7/1/26	85	106
Build New York City NY Resource Corp.
Revenue (Children's Aid Society)	5.000%	7/1/27	75	96
Build New York City NY Resource Corp.
Revenue (Children's Aid Society)	5.000%	7/1/35	130	167
Build New York City NY Resource Corp.
Revenue (Children's Aid Society)	4.000%	7/1/36	130	151
Build New York City NY Resource Corp.
Revenue (Children's Aid Society)	4.000%	7/1/37	165	192
Build New York City NY Resource Corp.
Revenue (Children's Aid Society)	4.000%	7/1/38	150	174
Build New York City NY Resource Corp.
Revenue (Children's Aid Society)	3.000%	7/1/39	550	564
Build New York City NY Resource Corp.
Revenue (Children's Aid Society)	4.000%	7/1/44	600	686
Build New York City NY Resource Corp.
Revenue (Children's Aid Society)	4.000%	7/1/49	1,400	1,594
Copiague NY Union Free School District GO	3.000%	2/15/33	1,005	1,056
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/39	2,715	3,105
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/44	2,510	2,854
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/26	300	366
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/27	700	849

Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/28	950	1,149
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/29	500	604
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/29	250	317
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/30	380	457
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/30	220	277
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/31	575	687
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/32	240	285
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/32	450	558
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/33	200	237
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/33	450	557
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/36	170	200
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/41	415	483
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/46	300	348
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America)	5.000%	7/1/25	500	596
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	1,505	1,853
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	2,000	2,462
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/29	1,595	1,957
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/34	655	772
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/44	2,000	2,358
Dutchess County NY Local Development Corp.
Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,444
Dutchess County NY Local Development Corp.
Revenue (Nuvance Health)	4.000%	7/1/34	1,635	1,904
Dutchess County NY Local Development Corp.
Revenue (Nuvance Health)	4.000%	7/1/35	1,000	1,161

Dutchess County NY Local Development Corp.
Revenue (Nuvance Health)	4.000%	7/1/37	1,100	1,269
Dutchess County NY Local Development Corp.
Revenue (Nuvance Health)	4.000%	7/1/38	1,000	1,150
Dutchess County NY Local Development Corp.
Revenue (Nuvance Health)	4.000%	7/1/44	1,200	1,365
Dutchess County NY Local Development Corp.
Revenue (Nuvance Health)	4.000%	7/1/49	3,950	4,440
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/33	1,105	1,368
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/34	1,345	1,663
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,481
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/37	1,000	1,226
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/42	7,250	8,828
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	4.000%	7/1/46	5,500	6,123
Erie County NY Fiscal Stability Authority
Revenue	4.000%	9/1/31	1,000	1,179
Erie County NY Fiscal Stability Authority
Revenue	4.000%	9/1/33	600	703
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/39	1,010	1,260
Erie County NY GO	5.000%	4/1/25	560	613
Haverstraw-Stony Point NY Central School
District GO	3.000%	10/15/29	2,250	2,499
Haverstraw-Stony Point NY Central School
District GO	3.000%	10/15/30	2,000	2,192
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/31 (4)	1,100	1,265
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/33 (4)	300	344
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/36 (4)	1,000	1,143
Hempstead NY GO	4.000%	4/1/29 (4)	6,000	6,915
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/43	5,000	5,609
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,273
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,815	2,993
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/27	1,740	2,152
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/29	2,170	2,489
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/30	670	817
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/32	370	445
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/34	1,800	2,026
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/38	480	569

Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/38	870	1,050
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,645	1,838
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/43	1,025	1,225
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/44	1,670	1,856
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/48	1,100	1,309
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/21 (Prere.)	350	372
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/21 (Prere.)	17,665	18,889
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/31	5,000	6,312
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/32	2,500	3,141
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/33	2,000	2,506
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/34	14,000	17,465
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/36	5,200	6,449
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/37	3,600	4,451
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/38	3,000	3,697
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/39	4,500	5,531
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/42	17,750	21,658
Hudson Yards Infrastructure Corp. New York
Revenue	4.000%	2/15/44	11,000	12,386
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/45	9,500	11,540
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	7,575	8,010
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	10,860	11,546
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/24 (4)	19,830	18,375
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/25	1,500	1,674
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	3,400	3,792
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	1,000	1,224
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	510	642
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/27 (4)	15,905	13,810
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/27	865	1,113
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/28	1,010	1,232

Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	1,550	1,722
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	1,000	1,279
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/30	1,010	1,284
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/33	750	943
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	4,500	5,254
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	1,000	1,251
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	6,000	6,990
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	1,500	1,871
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	2,400	3,050
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/36	2,000	2,429
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/36	2,285	2,894
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	7,625	8,409
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	2,150	2,712
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/38	2,150	2,701
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	5,500	6,377
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/41	2,500	3,004
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/42	7,500	9,199
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	17,550	20,177
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/47	4,000	4,869
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/40	1,495	1,758
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/43	6,000	7,029
Metropolitan Transportation Authority NY BANS	5.000%	5/15/22	7,000	7,689
Metropolitan Transportation Authority NY
Revenue	5.250%	11/15/24 (2)	10,000	12,071
Metropolitan Transportation Authority NY
Revenue	4.000%	11/15/41	155	172
Metropolitan Transportation Authority NY
Revenue	5.000%	11/15/44 (4)	10,000	12,338
Metropolitan Transportation Authority NY
Revenue	5.000%	11/15/52 (15)	5,000	6,168
Metropolitan Transportation Authority NY
Revenue PUT	5.000%	11/15/24	17,500	20,681
Metropolitan Transportation Authority NY
Revenue VRDO	1.360%	9/9/19 LOC	4,080	4,080
Metropolitan Transportation Authority Revenue	0.000%	11/15/33	500	359

Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	430	432
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	3,739
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,205
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	3,923
Monroe County NY Industrial Development
Corp. Revenue (Nazareth College of
Rochester Project)	5.000%	10/1/22	340	375
Monroe County NY Industrial Development
Corp. Revenue (Nazareth College of
Rochester Project)	5.000%	10/1/23	470	533
Monroe County NY Industrial Development
Corp. Revenue (Nazareth College of
Rochester Project)	5.000%	10/1/32	600	726
Monroe County NY Industrial Development
Corp. Revenue (Nazareth College of
Rochester Project)	4.000%	10/1/47	1,300	1,404
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/27	1,550	1,910
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/29	1,000	1,227
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/34	1,100	1,321
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/35	1,055	1,266
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/36	1,100	1,316
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,853
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	5,635	6,156
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	5,000	5,856
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.500%	6/1/39	1,500	1,764
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.000%	6/1/44	2,500	2,832
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/31	2,000	2,547
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/32	1,780	2,063
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/32	1,285	1,489

Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/33	1,650	1,906
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/36	1,000	1,142
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/36	900	1,028
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/36	1,000	1,241
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/43	5,000	5,614
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/23 (Prere.)	4,880	5,635
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/29	1,250	1,522
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/31	1,000	1,208
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/32	1,640	1,977
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/33	1,400	1,683
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/37	1,000	1,188
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	4.000%	7/1/39	1,500	1,652
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/45	4,030	4,694
Mount Vernon NY School District GO	4.000%	12/1/32	2,480	2,863
Mount Vernon NY School District GO	4.000%	12/1/33	2,370	2,733
Nassau County NY GO	5.000%	7/1/31 (4)	4,585	5,868
Nassau County NY GO	5.000%	4/1/34	5,740	6,591
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/21	715	761
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/22	2,225	2,443
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/27	7,765	8,474
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/31	2,000	2,172
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/37	1,000	1,078
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/27	4,000	4,379
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	1,535	1,667

Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/37	8,245	8,903
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/42	3,025	3,250
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/23	700	792
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/23	125	141
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/24	500	582
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/24	125	145
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,630
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,727
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,690	1,946
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/29	1,565	1,798
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,750	1,998
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,134
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/34	2,170	2,443
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/22	270	294
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/25	325	380
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/26	335	391
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/27	425	495
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/28	375	436
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/33	1,135	1,308
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/35	1,000	1,146
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/40	1,250	1,421
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/45	2,030	2,300

New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/24	750	872
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/23	1,400	1,588
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/25	1,325	1,540
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/27	1,000	1,153
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/20	1,775	1,826
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/21	1,875	1,988
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,282
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,200
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,710
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/41	1,875	2,119
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/27	200	235
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/28	270	316
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/29	225	264
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/30	310	362
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/32	660	769
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/33	660	769
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/34	580	675
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/38	1,000	1,155
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	5.000%	8/1/29	1,000	1,180
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	4.000%	8/1/36	1,120	1,218
New York City NY Educational Construction
Fund	5.000%	4/1/36	3,100	3,937
New York City NY Educational Construction
Fund	5.000%	4/1/37	2,850	3,607
New York City NY GO	5.000%	8/1/22	2,535	2,820
New York City NY GO	5.000%	8/1/24	3,390	4,019
New York City NY GO	5.000%	8/1/24	2,965	3,515
New York City NY GO	5.000%	8/1/25	9,300	11,360
New York City NY GO	5.000%	8/1/25	2,360	2,665
New York City NY GO	5.000%	8/1/26	3,140	3,895
New York City NY GO	5.000%	8/1/27	4,560	5,385
New York City NY GO	5.000%	8/1/28	3,710	4,052
New York City NY GO	5.000%	8/1/28	3,000	3,651
New York City NY GO	5.000%	8/1/28	2,320	3,020
New York City NY GO	5.000%	8/1/29	5,010	5,999
New York City NY GO	5.000%	8/1/29	8,515	10,458
New York City NY GO	5.000%	8/1/29	5,070	6,314

New York City NY GO	5.000%	8/1/29	5,195	6,703
New York City NY GO	5.000%	8/1/30	6,220	7,147
New York City NY GO	5.000%	8/1/30	2,335	2,721
New York City NY GO	5.000%	8/1/30	3,000	3,640
New York City NY GO	5.000%	8/1/30	5,050	6,260
New York City NY GO	5.000%	8/1/30	4,720	5,851
New York City NY GO	5.000%	8/1/30	4,000	5,130
New York City NY GO	5.000%	3/1/31	6,000	6,803
New York City NY GO	4.000%	8/1/31	2,775	3,220
New York City NY GO	5.000%	8/1/31	3,000	3,217
New York City NY GO	5.000%	8/1/31	1,500	1,668
New York City NY GO	5.000%	8/1/31	2,000	2,363
New York City NY GO	5.000%	8/1/31	8,550	10,410
New York City NY GO	5.000%	8/1/31	1,440	1,837
New York City NY GO	5.000%	8/1/31	7,810	9,865
New York City NY GO	5.000%	12/1/31	1,770	2,201
New York City NY GO	5.000%	3/1/32	5,000	5,663
New York City NY GO	4.000%	8/1/32	1,935	2,237
New York City NY GO	5.000%	8/1/32	2,985	3,212
New York City NY GO	5.000%	8/1/32	8,770	10,422
New York City NY GO	5.000%	8/1/32	3,735	4,749
New York City NY GO	5.000%	8/1/32	1,250	1,624
New York City NY GO	5.000%	3/1/33	7,500	8,479
New York City NY GO	5.000%	8/1/33	2,875	3,491
New York City NY GO	5.000%	8/1/33	1,010	1,157
New York City NY GO	5.000%	8/1/33	1,145	1,408
New York City NY GO	5.000%	8/1/33	1,000	1,294
New York City NY GO	5.000%	10/1/33	6,500	7,250
New York City NY GO	4.000%	8/1/34	4,535	5,307
New York City NY GO	5.000%	8/1/34	2,000	2,578
New York City NY GO	5.000%	8/1/34	2,260	2,913
New York City NY GO	5.000%	10/1/34	2,000	2,229
New York City NY GO	5.000%	12/1/34	5,000	6,410
New York City NY GO	5.000%	8/1/35	3,500	3,761
New York City NY GO	5.000%	10/1/35	1,945	2,437
New York City NY GO	5.000%	12/1/35	2,500	3,073
New York City NY GO	5.000%	6/1/36	910	1,079
New York City NY GO	4.000%	8/1/36	2,500	2,846
New York City NY GO	5.000%	10/1/36	3,000	3,242
New York City NY GO	5.000%	10/1/36	5,000	6,248
New York City NY GO	5.000%	3/1/37	6,790	7,645
New York City NY GO	5.000%	3/1/37	7,500	9,395
New York City NY GO	5.000%	8/1/37	4,000	4,851
New York City NY GO	5.000%	3/1/38	7,500	9,369
New York City NY GO	5.000%	4/1/38	1,000	1,251
New York City NY GO	5.000%	8/1/38	10,000	12,082
New York City NY GO	5.000%	10/1/38	6,500	8,074
New York City NY GO	5.000%	10/1/39	8,910	11,035
New York City NY GO	5.000%	8/1/41	2,455	3,126
New York City NY GO	4.000%	10/1/41	6,000	6,830
New York City NY GO	4.000%	12/1/41	1,215	1,401
New York City NY GO	5.000%	12/1/41	8,000	9,677
New York City NY GO	4.000%	3/1/42	7,000	7,991
New York City NY GO	4.000%	12/1/42	3,835	4,415
New York City NY GO	5.000%	4/1/43	5,000	6,185
New York City NY GO	4.000%	12/1/43	1,835	2,062
New York City NY GO	4.000%	12/1/43	2,415	2,775

New York City NY GO	5.000%	3/1/44	5,000	6,166
New York City NY GO	4.000%	8/1/44	9,205	10,650
New York City NY GO	5.000%	4/1/45	5,000	6,160
1 New York City NY GO TOB VRDO	1.410%	9/3/19 LOC	2,000	2,000
New York City NY GO VRDO	1.350%	9/9/19 LOC	2,000	2,000
New York City NY GO VRDO	1.360%	9/9/19	1,800	1,800
New York City NY GO VRDO	1.360%	9/9/19 LOC	2,425	2,425
New York City NY GO VRDO	1.380%	9/9/19 LOC	17,200	17,200
New York City NY Housing Development Corp.
Capital Fund Grant Program Revenue (New
York City Housing Authority Program)	5.000%	7/1/23	1,000	1,135
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	3,083
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,458
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,605	2,961
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/1/30	3,000	3,227
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.600%	11/1/33	4,000	4,346
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/15/34	5,000	5,303
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.550%	11/1/35	3,000	3,200
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.750%	11/1/40	3,000	3,169
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,663
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.250%	11/1/43	7,000	7,756
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.000%	11/1/53	15,000	16,106
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	2.800%	5/1/28	2,025	2,179
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	2.850%	11/1/28	3,195	3,443
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	2.900%	5/1/29	3,480	3,729
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	2.950%	11/1/29	1,670	1,785
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	3.100%	5/1/30	1,300	1,404
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	3.125%	11/1/30	2,000	2,158
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	3.150%	5/1/31	1,325	1,429
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	3.400%	11/1/39	3,000	3,185

New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	3.800%	11/1/39	1,855	2,013
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	4.000%	11/1/43	5,800	6,295
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	3.800%	11/1/47	1,000	1,067
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	3.900%	11/1/48	4,000	4,285
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	4.050%	11/1/48	4,040	4,382
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	3.650%	11/1/49	3,550	3,768
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	3.950%	11/1/49	3,500	3,782
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	3.750%	11/1/54	3,225	3,427
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood) PUT	1.750%	7/3/23	4,000	4,027
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	7,000	7,460
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	5,000	5,329
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.500%	2/15/48	9,250	9,666
New York City NY Housing Development Corp.
Revenue	5.000%	7/1/25	4,220	4,806
New York City NY Housing Development Corp.
Revenue	5.250%	7/1/30	15,000	17,049
New York City NY Industrial Development
Agency Civic Facility Revenue (United Jewish
Appeal-Federation of Jewish Philanthropies of
New York, Inc.)	5.000%	7/1/34	4,865	5,291
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	1,756
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,015
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	5,285	3,698
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	2,911
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	14,550	14,621

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	4,396
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	15,385	16,477
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	10,010	10,720
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	2,545	3,106
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	7,385	7,905
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	3,000	3,678
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,125	7,002
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	3,000	3,665
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,427
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	3,000	3,652
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	10,035	11,745
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	7,500	9,314
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	3,000	3,641
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/37	11,150	12,815
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	2,500	2,987
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	4,965	5,932
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	10,000	12,376
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	10,000	12,313
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/39	5,025	5,741
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	7,500	8,920
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	6,915	8,224
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	11,893
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/40	7,000	8,214
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	10,000	12,483
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/41	15,000	17,423
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,171
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	8,545	9,928
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	24,465	27,627

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	14,405	16,966
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	15,000	18,273
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	7,455	8,629
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	10,500	12,745
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/48	4,805	5,840
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/49	7,000	7,945
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/49	8,930	10,310
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/49	6,000	7,408
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.380%	9/3/19	15,155	15,155
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.380%	9/3/19	2,500	2,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.420%	9/3/19	2,630	2,630
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.420%	9/3/19	1,800	1,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.480%	9/3/19	12,635	12,635
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.360%	9/6/19	2,700	2,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.360%	9/9/19	5,090	5,090
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	16,000	19,012
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	2,775	3,294
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26	1,970	2,369
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	2,805	3,109
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,535
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,697
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	4,295	4,742
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	2,820	3,631
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,280
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	3,750	4,806

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	1,910	2,448
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	5,215	6,550
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	8,205	9,047
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,915
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	6,384
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	3,000	3,818
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	4,745	5,898
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/36	3,100	3,543
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/36	3,520	4,094
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	5,000	5,875
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	5,000	6,322
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/37	5,050	5,850
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	8,000	10,083
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,489
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/38	14,190	16,370
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/38	5,000	5,768
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/38	3,000	3,771
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/39	3,000	3,452
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/40	5,000	5,561
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,200	5,538
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	9,410	11,018
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	2,000	2,372
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/41	2,000	2,368
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	1,410	1,643
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	3,000	3,731
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/46	3,000	3,406
New York City NY Transitional Finance Authority
Building Aid Revenue	3.500%	7/15/47	8,510	9,085
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	1.370%	9/6/19	2,475	2,475

New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/20 (Prere.)	1,305	1,373
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/21 (Prere.)	185	196
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/21 (Prere.)	1,225	1,299
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	2,530	3,064
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	5,050	6,187
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/30	4,825	5,698
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,500	2,985
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	5,850	6,547
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	8,235
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	5,370	6,517
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	12,000	15,016
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	10,275	12,369
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	9,500	11,508
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,195	2,472
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,035	5,714
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	10,000	11,723
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/34	3,880	4,495
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	10,877
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	5,500	6,772
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/35	3,600	4,115
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/36	4,000	4,526
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/36	5,000	5,777
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	11,600	13,565
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/37	5,020	5,775
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	5,000	5,964
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/38	10,000	12,147
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/38	4,530	5,304
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/39	4,965	6,082

New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/40	7,000	8,141
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	15,000	17,564
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	3,505	3,799
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/42	5,000	5,675
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/42	1,845	2,094
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	2,500	2,905
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/43	1,000	1,143
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/44	9,000	10,262
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.380%	9/3/19	2,050	2,050
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.430%	9/3/19	4,800	4,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.330%	9/9/19	18,000	18,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.360%	9/9/19	20,000	20,000
New York City NY Transitional Finance Authority
Revenue	5.000%	8/1/35	2,750	3,495
New York City NY Transitional Finance Authority
Revenue	4.000%	8/1/38	4,500	5,226
New York City NY Transitional Finance Authority
Revenue	3.000%	8/1/42	1,960	2,030
New York City NY Transitional Finance Authority
Revenue	3.000%	5/1/45	3,000	3,131
New York City NY Transitional Finance Authority
Revenue VRDO	1.430%	9/3/19	2,900	2,900
New York City NY Transitional Finance Authority
Revenue VRDO	1.350%	9/6/19	2,500	2,500
2 New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/25	250	309
2 New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/26	275	349
2 New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/27	250	324
2 New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/28	350	463
2 New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/29	350	471
2 New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/30	400	536
2 New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/31	500	666
2 New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/32	350	464
2 New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/33	450	594
2 New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/34	400	527

2 New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/35	500	656
2 New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/36	750	981
2 New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/37	500	651
2 New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/38	500	650
2 New York City NY Trust for Cultural Resources
Revenue (Carnegie Hall Corp.)	5.000%	12/1/39	605	785
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	4,000	4,547
New York City Transitional Finance Authority
Future Tax Secured Revenue VRDO	1.380%	9/6/19 LOC	3,580	3,580
New York Convention Center Development
Corp. Revenue	0.000%	11/15/32	2,000	1,484
New York Convention Center Development
Corp. Revenue	0.000%	11/15/33	2,000	1,438
New York Convention Center Development
Corp. Revenue	5.000%	11/15/33	4,345	5,251
New York Convention Center Development
Corp. Revenue	0.000%	11/15/34	3,000	2,088
New York Convention Center Development
Corp. Revenue	0.000%	11/15/36	6,000	3,915
New York Convention Center Development
Corp. Revenue	0.000%	11/15/37	2,340	1,473
New York Convention Center Development
Corp. Revenue	0.000%	11/15/38	3,500	2,130
New York Convention Center Development
Corp. Revenue	0.000%	11/15/39	4,000	2,357
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	12,915	15,423
New York Convention Center Development
Corp. Revenue	0.000%	11/15/41	8,570	4,706
New York Convention Center Development
Corp. Revenue	0.000%	11/15/44 (4)	11,075	5,605
New York Convention Center Development
Corp. Revenue	5.000%	11/15/45	4,000	4,730
New York Convention Center Development
Corp. Revenue	0.000%	11/15/46	6,915	3,186
1 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	10,000	10,206
New York Liberty Development Corp. Revenue	5.125%	1/15/20 (Prere.)	24,000	24,368
New York Liberty Development Corp. Revenue	5.625%	1/15/20 (Prere.)	6,055	6,159
New York Liberty Development Corp. Revenue	6.375%	1/15/20 (Prere.)	18,225	18,587
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,845	3,087
New York Liberty Development Corp. Revenue	5.000%	12/15/41	11,750	12,759
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	15,595
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,381
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,000	21,516
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,549
New York Liberty Development Corp. Revenue	5.750%	11/15/51	20,000	21,981
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,471
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,462
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	5,125

New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	5,965	6,474
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	59,035	82,086
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	9,616	13,938
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	1,000	1,052
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	1,000	1,052
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	1,150	1,210
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	10,000	10,518
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	765	834
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	1,235	1,346
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	1,000	1,095
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	1,925	2,174
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	1,160	1,310
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	3,325	3,756
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	3,070	3,468
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	2,050	2,357
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,085	11,267
New York Metropolitan Transportation Authority
Revenue	0.000%	11/15/27	2,240	1,924
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	6,520	7,920
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,250	5,163
New York Metropolitan Transportation Authority
Revenue	0.000%	11/15/29	6,510	5,272
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,000	3,637
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	5,000	6,061
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	3,000	3,715
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/31	7,500	8,791
New York Metropolitan Transportation Authority
Revenue	0.000%	11/15/32	500	369
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	3,000	3,428
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	7,500	8,762
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,672

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,000	5,846
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	1,575	1,754
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,000	3,570
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,250	3,868
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	4,505	5,234
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/36	1,045	1,174
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/37	3,000	3,425
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	5,000	5,808
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	10,020	11,199
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/39	3,655	4,200
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/40	2,500	2,913
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	5,245	5,823
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	5,010	5,584
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/46	5,000	5,579
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	2,045	2,396
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,000	5,969
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/57	4,000	4,856
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	5,000	5,042
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	4,000	4,034
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	4,000	4,034
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	5,000	5,448
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	745	812
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	1,595	1,738
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	1,585	1,711
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	3,405	3,674
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	7,821
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	2,585	3,281
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	12,319

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/31	2,665	3,376
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/32	2,500	3,162
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/33	10,000	11,598
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/34	1,700	2,095
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/35	12,020	14,779
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	8,025	9,831
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/46	5,000	6,019
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/47	13,000	15,774
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/47	5,000	6,131
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/57	5,865	7,220
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	21,375	22,890
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/56	22,000	24,644
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	1.430%	9/9/19	11,605	11,605
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	1.600%	9/9/19	7,500	7,500
New York NY GO	5.000%	1/1/27	3,500	4,436
New York NY GO	5.000%	8/1/27	5,140	6,604
New York NY GO	5.000%	9/1/27	3,805	4,898
New York NY GO	5.000%	8/1/28	4,565	5,855
New York NY GO	5.000%	12/1/32	1,240	1,606
New York NY GO	3.250%	3/1/33	3,000	3,276
New York NY GO	5.000%	3/1/39	5,315	6,624
New York NY GO	4.000%	8/1/42	7,000	8,126
New York NY GO	3.500%	4/1/46	3,000	3,245
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/21 (Prere.)	1,000	1,075
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/32	1,530	1,816
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	11,000	11,746
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/42	13,500	14,812
New York State Dormitory Authority Revenue	5.000%	10/1/23	4,150	4,805
New York State Dormitory Authority Revenue	5.000%	10/1/24	5,525	6,606
New York State Dormitory Authority Revenue	5.000%	10/1/27	2,700	3,398
New York State Dormitory Authority Revenue	5.000%	10/1/28	3,060	3,843
New York State Dormitory Authority Revenue	5.000%	1/15/29	3,150	4,084
New York State Dormitory Authority Revenue	5.000%	10/1/29	2,250	2,816
New York State Dormitory Authority Revenue	5.000%	10/1/29	3,000	3,752
New York State Dormitory Authority Revenue	5.000%	1/15/30	1,535	1,978

New York State Dormitory Authority Revenue	5.000%	10/1/30 (4)	7,000	8,957
New York State Dormitory Authority Revenue	5.000%	10/1/30	2,000	2,487
New York State Dormitory Authority Revenue	5.000%	1/15/31	5,000	6,390
New York State Dormitory Authority Revenue	5.000%	7/1/31	1,410	1,863
New York State Dormitory Authority Revenue	3.000%	10/1/31	10,000	10,663
New York State Dormitory Authority Revenue	5.000%	10/1/31	2,000	2,475
New York State Dormitory Authority Revenue	5.000%	3/15/32	12,390	15,367
New York State Dormitory Authority Revenue	5.000%	7/1/32	1,040	1,354
New York State Dormitory Authority Revenue	3.000%	10/1/32	10,300	10,915
New York State Dormitory Authority Revenue	5.000%	7/1/33	1,210	1,569
New York State Dormitory Authority Revenue	5.000%	3/15/35	5,000	6,322
New York State Dormitory Authority Revenue	4.000%	7/1/35	1,355	1,593
New York State Dormitory Authority Revenue	5.000%	3/15/36	6,700	8,442
New York State Dormitory Authority Revenue	5.000%	3/15/39	5,000	6,236
New York State Dormitory Authority Revenue	4.000%	3/15/47	5,000	5,641
New York State Dormitory Authority Revenue	4.000%	3/15/48	5,000	5,634
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/26	750	909
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/31	1,100	1,228
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/32	1,340	1,490
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/43	1,185	1,393
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/22 (Prere.)	1,210	1,346
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/22 (Prere.)	1,000	1,112
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/22 (Prere.)	1,630	1,813
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/22 (Prere.)	1,000	1,112
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/29	1,010	1,315
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/30	850	1,096
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	3.000%	7/1/31	2,400	2,560
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	775
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	900	1,142
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	3.000%	7/1/33	2,595	2,737
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/34	700	883
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/35	700	879
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	4.000%	7/1/37	1,705	1,934
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	4.000%	7/1/38	2,200	2,488
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	4.000%	7/1/39	1,305	1,472
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	4.000%	7/1/40	650	731

New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	4.000%	7/1/45	3,500	3,909
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/31	510	634
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/38	5,000	6,376
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	1,250	1,507
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/48	12,255	19,773
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	215	222
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	320
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	594
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,146
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	382
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	650
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,105	8,138
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/21 (Prere.)	3,000	3,251
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	400	498
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/29	1,300	1,610
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/29	850	1,079
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/30	515	650
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/33	500	576
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/34	1,660	1,904
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/34	755	915
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/35	1,650	1,886
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/35	500	604
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/26	2,500	3,025
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/31	3,000	3,560
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/33	7,335	8,662
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/40	7,500	8,706
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,587
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,667

New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/27	5,035	6,544
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,100	1,409
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	2,000	2,551
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/32	1,875	2,370
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/34	3,000	3,464
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/35	1,420	1,633
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,082
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/37	1,350	1,544
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/42	5,000	6,076
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/47	16,500	18,588
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/24	500	586
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/29	3,000	3,807
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	8/1/30	3,000	3,786
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	4.000%	8/1/37	3,420	3,860
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	4.000%	8/1/38	3,825	4,302
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.150%	7/1/24 (14)	2,000	2,279
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/20 (Prere.)	1,000	1,039
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/20 (Prere.)	1,000	1,041
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	910	1,008
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/26	670	790
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/27	670	831
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/28	700	863
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/29	1,500	1,842
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/32	745	904
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/33	400	484
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/28	4,510	5,700
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	1,000	1,207
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,331

New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	2,000	2,442
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	1,000	1,202
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	5,065	6,342
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/31	865	1,036
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/32	1,000	1,195
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/32	2,500	3,329
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	2,365	2,822
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	8,845	11,747
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/35	6,030	6,987
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/36	6,025	6,954
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,644
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,593
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	10,000	11,016
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	5,475	7,027
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/43	14,320	15,995
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/45	5,000	5,795
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	8,000	9,411
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/49	7,500	9,510
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	2,500	2,667
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	1,000	1,067
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	7,000	7,469
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/21 (Prere.)	1,000	1,071
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/27	1,595	1,914
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/28	2,000	2,399
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/29	7,910	9,481

New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/30	2,000	2,395
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,500	2,989
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/33	3,500	4,180
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/36	3,000	3,557
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	4,325
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/43	2,050	2,362
New York State Dormitory Authority Revenue
(NY Personal Income Tax)	4.000%	3/15/28	3,290	3,812
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/27	1,200	1,470
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/28	1,300	1,587
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/30	1,100	1,331
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/31	1,200	1,446
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/33	1,000	1,198
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/35	1,000	1,190
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/37	1,000	1,183
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	34
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	34
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	20	23
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,270	1,410
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,470	1,622
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	1,560	1,716
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	9,260	10,859
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	8,785	10,934

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	1,695	2,044
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	9/15/28 (Prere.)	10	13
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	5,000	5,817
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	5,040	6,388
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	6,000	7,181
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	9/15/30	5,640	7,355
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/31	9,130	11,430
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	7,040	9,143
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,000	1,216
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	3,240	3,871
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	13,035	16,837
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	5,000	5,659
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	1,450	1,577
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,215
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	5,000	6,170
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/33	1,750	2,140
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	5,000	5,749
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/34	3,500	4,296
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/34	5,000	6,256
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/35	5,000	5,730
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,510	4,294
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	4,305	5,195
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	5,030	6,165
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/36	3,000	3,660
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	1,000	1,201
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	11,600	12,604
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	5,000	6,122
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	7,860	9,735

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/37	5,000	5,758
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	7,450	9,100
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	3,705	4,262
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	5,000	6,431
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	5,030	5,907
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	11,030	11,959
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	9,190	11,295
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	5,000	5,737
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/42	1,500	1,807
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/44	15,000	16,914
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	3/15/48	10,890	12,381
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/23	400	456
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/25	500	587
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/27	420	519
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/28	1,000	1,164
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	500	581
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	1,010	1,237
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/30	500	610
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/31	500	607
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/34	2,000	2,303
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,750	2,002
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,205	1,429
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	2,275	2,494
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/42	3,000	3,279
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	2,944
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	2,997
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,119
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,425	1,794

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	1,000	1,188
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	1,000	1,178
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	1,500	1,764
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/31 (4)	750	874
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/32 (4)	1,000	1,168
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33 (4)	1,000	1,165
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33	600	735
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34 (4)	1,000	1,161
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34	520	643
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/26	740	895
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/27	650	783
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/44	2,500	2,783
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/26	1,300	1,482
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	2,250	2,480
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/31	1,000	1,261
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	2,873
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/32	1,825	2,293
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/35	2,000	2,492
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/36	1,500	1,863
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,035	5,559
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	3,000	3,310
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/30	505	633
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/31	1,015	1,167
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	1,929
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/32	575	714
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/33	1,200	1,375
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,193
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/20 (Prere.)	3,000	3,106

New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/20 (Prere.)	5,000	5,187
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,575	5,806
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/40	3,000	3,517
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/41	6,685	7,995
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/45	3,000	3,485
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/46	9,110	10,825
New York State Dormitory Authority Revenue
(Yeshiva University)	4.000%	9/1/19 (Prere.)	15	15
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	65	65
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	20	20
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	350	350
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	130	130
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	10	10
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	5	5
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	55	55
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	20	20
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (ETM)	285	310
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (Prere.)	370	402
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	8,975	10,458
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	2,650	3,080
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	8,225	9,963
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	5,000	5,799
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	4,840	5,856
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	5,000	5,787
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,240	6,052
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,000	6,212
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	7,995	9,219
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	5,000	6,144
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	1,000	1,238

New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	10,020	12,625
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	5,000	5,761
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	3,600	4,441
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,200	1,355
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	5,000	6,255
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/41	10,000	12,202
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/42	5,000	5,924
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/42	12,280	14,962
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	13,685	15,386
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	4,085	4,970
New York State Dormitory Authority Sales Tax
Revenue	4.000%	3/15/44	12,885	14,605
New York State Dormitory Authority Sales Tax
Revenue	4.000%	3/15/47	7,570	8,447
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.370%	9/9/19	7,800	7,800
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp.)	3.500%	10/1/29	4,000	4,672
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/31	1,335	1,709
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/34	1,000	1,266
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/35	1,400	1,767
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/36	1,000	1,257
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/37	1,400	1,755
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/41	1,000	1,241
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/42	1,000	1,239
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	3,045	3,809
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	5,870	6,721
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	5,716
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	6,058

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	2,515	3,195
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/33	4,000	5,064
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	4,145	4,861
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/35	3,000	3,709
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/35	2,500	3,144
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/36	2,500	2,848
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/37	5,610	6,478
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	3,000	3,651
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/42	11,310	13,961
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/46	5,435	6,091
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	9/15/40	2,370	2,800
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	3/15/45	5,000	5,874
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,129
New York State Housing Finance Agency
Affordable Housing Revenue	3.625%	11/1/33	1,340	1,474
New York State Housing Finance Agency
Affordable Housing Revenue	3.550%	11/1/39	1,000	1,079
New York State Housing Finance Agency
Affordable Housing Revenue	3.550%	11/1/39	1,000	1,077
New York State Housing Finance Agency
Affordable Housing Revenue	3.250%	11/1/41	3,145	3,266
New York State Housing Finance Agency
Affordable Housing Revenue	3.850%	11/1/43	1,140	1,236
New York State Housing Finance Agency
Affordable Housing Revenue	3.850%	11/1/43	2,380	2,579
New York State Housing Finance Agency
Affordable Housing Revenue	3.950%	11/1/48	1,500	1,621
New York State Housing Finance Agency
Housing Revenue	3.875%	11/1/48	1,830	1,975
New York State Housing Finance Agency
Housing Revenue	3.900%	11/1/48	1,665	1,794
New York State Housing Finance Agency
Housing Revenue (100 Maiden Lane) VRDO	1.330%	9/6/19 LOC	18,430	18,430

New York State Housing Finance Agency
Revenue	1.750%	5/1/24	5,700	5,753
New York State Housing Finance Agency
Revenue	3.250%	11/1/31	1,250	1,346
New York State Housing Finance Agency
Revenue	3.650%	11/1/32	1,000	1,089
New York State Housing Finance Agency
Revenue	3.800%	11/1/43	2,325	2,512
New York State Housing Finance Agency
Revenue	3.875%	11/1/48	2,635	2,844
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	1.340%	9/6/19	12,400	12,400
2 New York State Liberty Development Corp.
Liberty Revenue (Bank of America Tower at
One Bryant Park Project)	2.450%	9/15/69	20,000	20,721
2 New York State Liberty Development Corp.
Liberty Revenue (Bank of America Tower at
One Bryant Park Project)	2.625%	9/15/69	15,000	15,517
2 New York State Liberty Development Corp.
Liberty Revenue (Bank of America Tower at
One Bryant Park Project)	2.800%	9/15/69	12,500	12,997
New York State Mortgage Agency Homeowner
Mortgage Revenue	4.100%	10/1/38	4,300	4,817
New York State Mortgage Agency Homeowner
Mortgage Revenue	3.750%	10/1/43	3,400	3,671
New York State Mortgage Agency Homeowner
Mortgage Revenue	3.800%	10/1/48	10,170	10,916
New York State Thruway Authority Revenue	5.000%	1/1/28	5,215	6,258
New York State Thruway Authority Revenue	5.000%	1/1/29	4,040	4,834
New York State Thruway Authority Revenue	5.000%	1/1/29	1,220	1,498
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,361
New York State Thruway Authority Revenue	5.000%	1/1/30	2,650	3,163
New York State Thruway Authority Revenue	5.000%	1/1/30	1,700	2,078
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	9,264
New York State Thruway Authority Revenue	5.000%	1/1/31	5,500	6,536
New York State Thruway Authority Revenue	5.000%	1/1/31	2,900	3,529
New York State Thruway Authority Revenue	5.000%	1/1/32	4,115	4,877
New York State Thruway Authority Revenue	5.000%	1/1/32	2,970	3,600
New York State Thruway Authority Revenue	5.000%	1/1/33	2,340	2,831
New York State Thruway Authority Revenue	5.000%	1/1/33	1,800	2,285
New York State Thruway Authority Revenue	5.000%	1/1/34	2,865	3,628
New York State Thruway Authority Revenue	5.000%	1/1/35	3,100	3,914
2 New York State Thruway Authority Revenue	4.000%	1/1/36	1,275	1,471
New York State Thruway Authority Revenue	5.000%	1/1/37	9,050	9,818
New York State Thruway Authority Revenue	4.000%	1/1/38	1,255	1,389
New York State Thruway Authority Revenue	5.000%	1/1/41	2,500	2,976
New York State Thruway Authority Revenue	5.000%	1/1/42	9,765	10,573
New York State Thruway Authority Revenue	5.000%	3/15/42	4,105	5,033
New York State Thruway Authority Revenue	5.000%	1/1/46	5,000	5,919
New York State Thruway Authority Revenue	5.000%	1/1/51	5,700	6,692
New York State Thruway Authority Revenue	5.250%	1/1/56	7,400	8,769
1 New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund) TOB VRDO	1.370%	9/6/19	3,300	3,300
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,699
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	12,340	14,011

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	3,410	4,174
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,000	5,819
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,390
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/40	5,000	6,155
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	11,177
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.000%	3/15/48	5,000	5,720
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	1.330%	9/9/19	8,310	8,310
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	349
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	2,750	2,981
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.430%	9/9/19 LOC	2,500	2,500
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.500%	3/1/24	3,000	3,090
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.250%	3/1/31	2,000	2,045
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/28	450	530
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/29	475	559
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/30	450	526
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,083
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/33	575	665
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/35	635	730
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/40	1,940	2,207
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,780	1,908
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/45	2,450	2,777
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/35	1,140	1,377
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/36	1,475	1,779
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/40	1,200	1,433
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/31	1,000	1,158

Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/32	510	623
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/33	540	657
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/34	565	684
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/35	595	718
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/36	625	752
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/37	355	426
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/38	285	341
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/43	1,000	1,187
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	4.000%	10/1/19	650	651
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/20	655	669
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	3,500	4,302
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	5,010	6,474
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,750	2,129
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	1,290	1,519
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/35	3,015	3,813
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/36	4,000	4,224
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/38	1,750	2,036
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/38	3,380	3,981
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	13,000	15,517
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/42	3,000	3,720
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/43	10,000	11,495
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	8,765	10,304
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/46	3,000	3,632
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/47	8,000	9,857
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/48	9,250	11,507
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/49	5,000	5,790
3 Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	7,750	9,362
3 Port Authority of New York & New Jersey
Revenue	5.250%	11/15/56	10,000	12,146

Port Authority of New York & New Jersey
Revenue	5.000%	4/15/57	2,000	2,402
Port Authority of New York & New Jersey
Revenue	5.000%	5/15/57	2,000	2,431
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/57	11,450	14,163
Rockland County NY GO	3.000%	6/15/31 (4)	2,955	3,126
Rockland County NY GO	3.000%	6/15/32 (4)	2,815	2,959
Rockland County NY GO	3.000%	6/15/33 (4)	2,970	3,111
Rockland County NY GO	3.000%	6/15/35 (4)	3,105	3,231
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/32	220	279
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/33	175	223
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/34	225	286
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/35	225	284
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/36	500	629
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/38	300	375
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/43	3,550	4,357
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/48	4,520	5,527
Schenectady NY Public Improvement GO	3.000%	5/1/31 (4)	635	673
Schenectady NY Public Improvement GO	3.000%	5/1/32 (4)	1,205	1,267
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/28	310	380
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/29	660	808
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/31	450	546
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/34	830	1,000
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/35	1,510	1,818
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/36	545	656
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/43	8,870	9,771
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21 (Prere.)	1,570	1,684
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	1,500	1,727
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	14,180	15,159
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/29	3,000	3,446

Suffolk County NY GO	5.000%	4/1/23 (15)	3,160	3,581
Suffolk County NY GO	5.000%	4/1/24 (15)	3,075	3,596
Suffolk County NY GO	5.000%	10/15/25 (4)	3,300	4,009
Suffolk County NY GO	5.000%	10/15/26 (4)	1,150	1,433
Suffolk County NY GO	4.000%	10/15/27 (15)	4,900	5,848
Suffolk County NY GO	4.000%	10/15/27 (4)	2,410	2,820
Suffolk County NY GO	4.000%	10/15/28 (15)	3,850	4,554
Suffolk County NY GO	4.000%	4/1/30 (15)	4,420	5,123
Suffolk County NY GO	4.000%	4/1/31 (15)	4,590	5,291
Suffolk County NY Judicial Facilities Agency
Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33	7,900	8,803
Suffolk County NY Water Authority Water
System Revenue	3.250%	6/1/43	580	610
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.000%	6/1/32	2,675	2,837
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.250%	6/1/37	3,300	3,514
Syracuse NY Industrial Development Agency
Revenue (Syracuse City School District
Project)	4.000%	5/1/33	1,025	1,209
Syracuse NY Industrial Development Agency
Revenue (Syracuse City School District
Project)	4.000%	5/1/34	1,200	1,411
Syracuse NY Industrial Development Agency
Revenue (Syracuse City School District
Project)	4.000%	5/1/35	1,000	1,172
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/26	3,010	3,640
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/28	5,650	6,919
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/29	5,000	6,089
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/30	5,225	6,319
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/32	1,015	1,215
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/33	5,000	5,968
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/34	6,000	7,132
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/41	5,500	6,142
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/32	1,555	1,852
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	7,755	8,826
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/29	2,630	2,138
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	725	878
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	500	603
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	2,290	2,914
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/31	5,000	3,802

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	6,990	7,965
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	3,010	3,714
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	5,000	6,979
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/32	3,000	2,238
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	2,000	2,392
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	1,540	1,932
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	3,145	3,932
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	5,000	6,444
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	5,010	6,106
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	2,500	3,006
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	5,010	6,210
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	3,000	3,708
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/40	2,525	2,985
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/41	7,510	9,041
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/42	4,600	5,634
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/42	7,525	9,319
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/43	10,000	12,479
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/44	6,325	7,884
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/45	4,000	4,799
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/47	5,835	7,099
Triborough Bridge & Tunnel Authority New York
Revenue (MTA Bridges and Tunnels)	4.000%	11/15/48	10,000	11,297
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/23	1,000	1,140
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/24	1,000	1,174
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/25	1,000	1,206
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/26	1,000	1,217
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,600	1,938
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/28	1,000	1,209
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,840	1,906

Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	3,785
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	10,000	11,593
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	7,000	8,109
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	9,650	11,160
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	3,150	3,637
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	7,755	9,490
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	5,185	5,976
3 Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	23,700	28,762
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/38	3,010	3,797
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/39	3,000	3,781
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/40	3,000	3,770
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	22,400	25,668
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	3,010	3,777
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/20 (Prere.)	85	90
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/20 (Prere.)	1,865	1,975
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,684
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/25	1,810	1,941
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	11,710	12,479
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	15	16
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	235	248
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,465
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,555	1,673
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/20	280	289
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/21	425	454
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/22	400	442
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/23	425	484

Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/24	250	293
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/25	260	313
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/26	290	349
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/27	270	324
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/28	280	336
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/29	250	299
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/34	200	237
Westchester County NY Local Development
Corp. Revenue (Miriam Osborn Memorial
Home)	5.000%	7/1/42	450	526
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	12,650	14,128
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	6,250	7,043
Westchester County NY Local Development
Corp. Revenue (Purchase Housing Corp. II
Project)	5.000%	6/1/37	1,275	1,521
Westchester County NY Local Development
Corp. Revenue (Purchase Housing Corp. II
Project)	5.000%	6/1/47	1,045	1,230
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/27	1,000	1,189
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/28	1,000	1,186
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/29	1,000	1,181
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/34	2,500	2,900
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	15,865	18,039
				5,181,516
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/27	450	520
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.000%	7/1/29	1,000	1,128
Guam Power Authority Revenue	5.000%	10/1/31	5,980	7,080
				8,728
Puerto Rico (0.1%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	1,082	943
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	2,511	1,984
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	2,148	1,577

Puerto Rico Sales Tax Financing Corp. Revenue 4.329%	7/1/40	1,675	1,702
			6,206
Total Tax-Exempt Municipal Bonds (Cost $4,816,224)			5,196,450
Total Investments (100.4%) (Cost $4,816,224)			5,196,450
Other Assets and Liabilities-Net (-0.4%)			(22,795)
Net Assets (100%)			5,173,655

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate value of these securities was $47,386,000, representing 0.9% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2019.
3 Securities with a value of $1,254,000 have been segregated as initial margin for open futures contracts.

New York Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

New York Long-Term Tax-Exempt Fund

(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)

		Number of		Value and
		Long)		Unrealized
		(Short	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
	December
2-Year U.S. Treasury Note	2018	1,629	352,055	185
Ultra 10-Year U.S. Treasury Note	December 2018	2	289	1
				186

Short Futures Contracts
5-Year U.S. Treasury Note	December 2018	(629)	(75,465)	54
10-Year U.S. Treasury Note	December 2018	(426)	(56,112)	83
Ultra Long U.S. Treasury Bond	December 2018	(21)	(4,146)	13
				150
				336

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are

New York Long-Term Tax-Exempt Fund

imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	5,196,450	—
Futures Contracts—Assets[1]	153	—	—
Futures Contracts—Liabilities[1]	(104)	—	—
Total	49	5,196,450	—
1 Represents variation margin on the last day of the reporting period.